Income Tax, Effective income tax rate reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax [Abstract]
Consolidated income / (loss) before taxes	$ 105,558	$ 97,928	$ 14,950
Average statutory tax rate	25.00%	30.00%	30.00%
Corporate income tax at average statutory tax rate	$ (26,390)	$ (29,378)	$ (4,485)
Income tax of associates, net	1,808	1,639	1,765
Differences in foreign tax rates	(7,076)	752	3,304
Permanent differences	11,220	5,385	19,324
Incentives, deductions, and unrecognized tax losses carryforwards	(14,161)	(22,972)	(20,994)
Change in corporate income tax	0	0	(19,331)
U.S Internal Revenue Code Section 382	0	0	(96,328)
Other non-taxable income/(expense)	3,649	1,915	(3,092)
Total income tax benefit/(expense)	$ (30,950)	$ (42,659)	$ (119,837)
Corporate tax rate	21.00%		35.00%
Limitation imposed on net interest expense, that exceeds EBITDA	30.00%
Limitation imposed on net interest expense, that exceeds EBIT	30.00%
Limitation imposed on NOL arising in tax years on taxable income	80.00%
NOL applicable carry forward period	20 years
BEAT applies on entity that exceeds taxable income percentage	10.00%